MORGAN STANLEY DEAN WITTER INFORMATION FUND             Two World Trade Center,
LETTER TO THE SHAREHOLDERS March 31, 1999               New York, New York 10048


DEAR SHAREHOLDER:

During the twelve-month period ended March 31, 1999, the U.S. equity markets experienced a significant degree of turbulence, first rising 20 percent in an environment of declining inflation and interest rates, then falling nearly the same 20 percent as investors began to question whether the United States would be drawn into recession. Subsequently, the market rebounded more than 25 percent after short-term rates were cut and the economy strengthened. In the first quarter of 1999 the market continued to be buoyed by an unprecedented mix of low interest rates, robust earnings and a roaring U.S. economy. Throughout the fiscal year, the world -- and especially the U.S. economy -- continued to evolve toward an information-based economy. As a result, the sectors targeted by Morgan Stanley Dean Witter Information Fund continued to prosper.


PERFORMANCE

During the twelve-month period under review, the Fund's Class B shares produced a total return of 53.44 percent, compared with 18.47 percent for the S&P 500 Composite Stock Price Index (S&P 500) and 42.67 percent for the Lipper Science & Technology Funds Index. For the same period the Fund's Class A, C and D shares posted total returns of 54.33 percent, 53.36 percent and 54.96 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses. The accompanying chart illustrates the growth of a $10,000 investment in the Fund from its inception through the fiscal year ended March 31, 1999, versus similar investments in the Lipper and S&P 500 indexes.


PORTFOLIO

The Fund continues to invest in all aspects of the communications and information industries, choosing companies with solid demand, proven management, proprietary technology or barriers to entry, and strategic relationships or alliances. As of March 31, 1999, net assets stood at approximately $601 million.

MORGAN STANLEY DEAN WITTER INFORMATION FUND
LETTER TO THE SHAREHOLDERS March 31, 1999, continued

The Fund's best-performing sector during the fiscal year was Internet-related stocks. This sector includes both Internet services firms, such as America Online and Yahoo, and so-called bandwidth stocks: networking equipment vendors like Cisco and Lucent and companies that build and run networks, such as WorldCom, Qwest and Global Crossing.

On March 31, the Fund held 48 percent of its assets in information technology (chips, equipment and software), 30 percent in information services (World Wide Web firms, consulting, bandwidth service providers and business services) and 15 percent in information distribution and content (media, broadcasters and cable). Cash equivalents made up the remaining 7 percent. Foreign stocks and American Depositary Receipts (ADRs) represented 8 percent of investments. Online and Web-related stocks are spread throughout the categories above. Significant holdings included Intel, Time Warner, WorldCom, Qualcomm, Teradyne and Lycos. Among the Fund's technology holdings, we have lowered our overweight position in high-value-added firms, such as software companies, and raised the weighting in commodity vendors, such as semiconductor manufacturers and PC-related companies.


LOOKING AHEAD

We believe that the fundamentals underpinning the information and technology sectors remain robust and that the targeted sectors will outperform over the long run as technology continues to gain in importance as a component of worldwide spending. In the coming year we do not expect a recession, but we do have one concern for the technology sector related to the year 2000 conversion effort (Y2K). As January 1, 2000, approaches and Y2K-related spending is reduced, certain technology firms may see correspondingly reduced demand, due to companies potentially minimizing their technology purchases in late 1999.

In addition, we believe that the Web will play a key role in the future of our information economy as Web-based firms continue to reinvent significant parts of Americans' everyday lives. Because of this trend, we continue to favor Web-related stocks and plan to watch this sector closely for promising investment opportunities in the year to come.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management of Morgan Stanley Dean Witter & Co., and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

MORGAN STANLEY DEAN WITTER INFORMATION FUND
LETTER TO THE SHAREHOLDERS March 31, 1999, continued

We appreciate your ongoing support of Morgan Stanley Dean Witter Information Fund and look forward to continuing to serve your investment needs.

Very truly yours,



/s/ CHARLES A. FIUMEFREDDO               /s/ MITCHELL M. MERIN
---------------------------              --------------------------------------
    CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
    Chairman of the Board                    President

MORGAN STANLEY DEAN WITTER INFORMATION FUND
FUND PERFORMANCE March 31, 1999

                        GROWTH OF $10,000 CLASS B SHARES
                                ($ in Thousands)

     Date                  TOTAL          S&P 500           LIPPER
-------------------------------------------------------------------------------
November 28, 1995        $10,000         $10,000            $10,000
March 31, 1996           $10,677         $10,743            $9,473
March 31, 1997           $8,936          $12,873            $10,121
March 31, 1998           $13,950         $19,047            $13,845
March 31, 1999           $21,204         $22,564            $19,753

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                       CLASS B SHARES**
--------------------------------------------------------------
PERIOD ENDED 3/31/99
----------------------------
1 Year                             53.44%(1)        48.44%(2)
Since Inception (11/28/95)         25.61%(1)        25.26%(2)

                      CLASS C SHARES++
-------------------------------------------------------------
PERIOD ENDED 3/31/99
---------------------------
1 Year                            53.36%(1)        52.36%(2)
Since Inception (7/28/97)         45.40%(1)        45.40%(2)

                      CLASS A SHARES+
-------------------------------------------------------------
PERIOD ENDED 3/31/99
---------------------------
1 Year                            54.33%(1)        46.23%(2)
Since Inception (7/28/97)         46.45%(1)        41.80%(2)

               CLASS D SHARES#
---------------------------------------------
PERIOD ENDED 3/31/99
---------------------------
1 Year                            54.96%(1)
Since Inception (7/28/97)         46.87%(1)

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3) Closing value after the deduction of a 2% CDSC, assuming a complete redemption on March 31, 1999.

(4) The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(5) The Lipper Science and Technology Funds Index is an equally-weighted performance index of the largest-qualifying funds (based on net assets) in the Lipper Science and Technology Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+   The maximum front-end sales charge for Class A is 5.25%.

++ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.

#   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER INFORMATION FUND
PORTFOLIO OF INVESTMENTS March 31, 1999

    NUMBER OF
     SHARES                                                          VALUE
-------------------------------------------------------------------------------
                    COMMON STOCKS (92.9%)
                    Advertising (2.9%)
 40,000             DoubleClick Inc.* ......................   $  7,282,500
 90,000             Lamar Advertising Co.* .................      3,054,375
243,000             Outdoor Systems, Inc.* .................      7,290,000
                                                               ------------
                                                                 17,626,875
                                                               ------------
                    Biotechnology (0.0%)
 80,000             Hyseq, Inc.* ...........................        235,000
                                                               ------------
                    Books/Magazines (0.1%)
  9,200             Ziff-Davis Inc.* .......................        331,200
                                                               ------------
                    Broadcasting (5.4%)
100,000             CBS Corp.* .............................      4,093,750
180,000             Chancellor Media Corp.* ................      8,471,250
 60,000             Clear Channel Communications,
                    Inc.* ..................................      4,023,750
140,000             Jacor Communications, Inc.* ............     10,631,250
140,000             USA Networks, Inc.* ....................      5,005,000
                                                               ------------
                                                                 32,225,000
                                                               ------------
                    Cable Television (4.4%)
140,000             AT&T Corp. -- Liberty Media
                    Group (Class A)* .......................      7,367,500
172,900             Cablevision Systems Corp.
                    (Class A)* .............................     12,816,212
 90,000             Comcast Corp. (Class A Special) ........      5,664,375
 40,000             PrimaCom AG (ADR)
                    (Germany)* .............................        697,500
                                                               ------------
                                                                 26,545,587
                                                               ------------
                    Catalog/Specialty Distribution (0.2%)
 70,000             Micro Warehouse, Inc.* .................      1,128,750
                                                               ------------
                    Cellular Telephone (1.7%)
 70,000             AirTouch Communications, Inc.*..........      6,763,750
145,000             Powertel, Inc.* ........................      2,048,125
 75,000             Vimpel -- Communications (ADR)
                    (Russia)* ..............................      1,162,500
                                                               ------------
                                                                  9,974,375
                                                               ------------
                    Computer Communications (3.2%)
130,000             Ascend Communications, Inc.* ...........     10,879,375
 70,000             Cisco Systems, Inc.* ...................      7,669,375
 20,000             Tut Systems, Inc.* .....................        992,500
                                                               ------------
                                                                 19,541,250
                                                               ------------
                    Computer Hardware (3.6%)
 60,000             EMC Corp.* .............................      7,665,000
 30,000             Gateway 2000, Inc.* ....................      2,056,875


    NUMBER OF
      SHARES                                                          VALUE
-----------------                                              ----------------
 90,000             Hewlett-Packard Co. ....................   $  6,103,125
 45,000             Sun Microsystems, Inc.* ................      5,625,000
                                                               ------------
                                                                 21,450,000
                                                               ------------
                    Computer Software & Services (2.2%)
 80,000             Clarify Inc.* ..........................      2,110,000
370,000             Gensym Corp.* ..........................      1,017,500
122,500             I2 Technologies, Inc.* .................      3,253,906
140,000             JDA Software Group, Inc.* ..............      1,023,750
 60,000             Legato Systems, Inc.* ..................      3,078,750
110,000             Rational Software Corp.* ...............      2,915,000
                                                               ------------
                                                                 13,398,906
                                                               ------------
                    Computer Software (7.4%)
 10,000             Autonomy Corp. PLC
                    (United Kingdom)* ......................         87,500
130,000             BEA Systems, Inc.* .....................      2,015,000
150,000             BMC Software, Inc.* ....................      5,559,375
190,000             Citrix Systems, Inc.* ..................      7,220,000
370,000             Compuware Corp.* .......................      8,833,750
 70,000             Entrust Technologies Inc.* .............      2,358,125
 60,000             Hyperion Solutions Corp.* ..............        870,000
140,000             Mastech Corp.* .........................      1,802,500
 40,000             Microsoft Corp.* .......................      3,582,500
 40,000             Network Associates, Inc.* ..............      1,227,500
110,000             New Era of Networks, Inc.* .............      7,452,500
110,000             Oracle Corp.* ..........................      2,901,250
 50,000             Serena Software, Inc.* .................        678,125
                                                               ------------
                                                                 44,588,125
                                                               ------------
                    Containers/Packaging (0.3%)
 30,000             Temple-Inland, Inc. ....................      1,882,500
                                                               ------------
                    Diversified Electronic Products (1.6%)
125,000             Security Dynamics Technologies,
                    Inc.* ..................................      2,320,312
 65,000             Uniphase Corp.* ........................      7,458,750
                                                               ------------
                                                                  9,779,062
                                                               ------------
                    Diversified Financial Services (0.6%)
 30,000             American Express Co. ...................      3,525,000
                                                               ------------
                    E.D.P. Peripherals (2.1%)
247,500             Network Appliance, Inc.* ...............     12,560,625
 47,500             Splash Technology Holdings, Inc.* ......        287,969
                                                               ------------
                                                                 12,848,594
                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INFORMATION FUND
PORTFOLIO OF INVESTMENTS March 31, 1999, continued




    NUMBER OF
     SHARES                                                         VALUE
-----------------                                            ------------------
                    E.D.P. Services (2.0%)
150,000             Diamond Technology Partners,
                    Inc.* ................................   $  3,440,625
190,000             First Data Corp.* ....................      8,122,500
 10,000             SEMA Group PLC (United
                    Kingdom) .............................        112,724
 10,000             Zergo Holdings PLC (United
                    Kingdom)* ............................        122,474
                                                             ------------
                                                               11,798,323
                                                             ------------
                    Electronic Components (1.9%)
 40,000             ADC Telecommunications, Inc.* ........      1,907,500
140,000             Analog Devices, Inc.* ................      4,165,000
 31,000             Anaren Microwave, Inc.* ..............        751,750
  5,000             Brokat Infosystems AG
                    (Germany)* ...........................        786,575
100,000             LSI Logic Corp.* .....................      3,118,750
 20,000             Solectron Corp.* .....................        971,250
                                                             ------------
                                                               11,700,825
                                                             ------------
                    Electronic Data Processing (0.2%)
 20,000             Electronic Data Systems Corp. ........        973,750
                                                             ------------
                    Electronic Production Equipment (4.9%)
 90,000             Advanced Energy Industries, Inc.*           2,115,000
 70,000             Applied Materials, Inc.* .............      4,318,125
227,500             ATMI, Inc.* ..........................      4,535,781
 75,000             Novellus Systems, Inc.* ..............      4,125,000
260,000             Teradyne, Inc.* ......................     14,186,250
                                                             ------------
                                                               29,280,156
                                                             ------------
                    Internet Services (9.7%)
 10,000             Allaire Corp.* .......................        678,750
 30,000             America Online, Inc.* ................      4,380,000
 90,000             Excite, Inc.* ........................     12,588,750
 60,000             Inktomi Corp.* .......................      5,130,000
 13,600             iVillage Inc.* .......................      1,363,400
 40,000             Lycos, Inc.* .........................      3,440,000
 90,000             Network Solutions, Inc. (Class A)*          9,517,500
  6,200             OneMain.com, Inc.* ...................        224,750
120,000             USWeb Corp.* .........................      4,935,000
 20,000             VeriSign, Inc.* ......................      3,080,000
 90,000             XOOM.com, Inc.* ......................      6,030,000
 40,000             Yahoo! Inc.* .........................      6,727,500
                                                             ------------
                                                               58,095,650
                                                             ------------
                    Investment Bankers/Brokers/
                    Services (1.5%)
105,000             Merrill Lynch & Co., Inc. ............      9,285,938
                                                             ------------


    NUMBER OF
      SHARES                                                        VALUE
-----------------                                            ------------------
                    Major Chemicals (0.3%)
 40,000             Monsanto Co. .........................   $  1,837,500
                                                             ------------
                    Major Pharmaceuticals (0.8%)
 60,000             Merck & Co., Inc. ....................      4,811,250
                                                             ------------
                    Major U.S. Telecommunications (4.1%)
 28,785             AT&T Corp. ...........................      2,297,403
120,000             GTE Corp. ............................      7,260,000
170,000             MCI WorldCom, Inc.* ..................     15,045,000
                                                             ------------
                                                               24,602,403
                                                             ------------
                    Media Conglomerates (2.7%)
230,000             Time Warner, Inc. ....................     16,344,375
                                                             ------------
                    Movies/Entertainment (0.0%)
  2,600             Westwood One, Inc.* ..................         74,100
                                                             ------------
                    Office/Plant Automation (0.4%)
320,000             Manugistics Group, Inc.* .............      2,120,000
                                                             ------------
                    Oilfield Services/Equipment (0.8%)
340,000             Veritas DGC Inc.* ....................      4,823,750
                                                             ------------
                    Other Consumer Services (0.1%)
  6,500             Autobytel.com, Inc.* .................        271,375
  5,400             Autoweb.com, Inc.* ...................        192,038
                                                             ------------
                                                                  463,413
                                                             ------------
                    Other Telecommunications (1.7%)
190,000             Pacific Gateway Exchange, Inc.* ......      6,305,625
 60,000             Teligent, Inc. (Class A)* ............      2,475,000
 42,200             United Pan-Europe
                    Communications NV (ADR)
                    (Netherlands) ........................      1,614,150
                                                             ------------
                                                               10,394,775
                                                             ------------
                    Recreational Products/Toys (0.4%)
 45,000             Electronic Arts Inc.* ................      2,131,875
                                                             ------------
                    Semiconductors (8.5%)
 40,000             Altera Corp.* ........................      2,377,500
 52,500             ANADIGICS, Inc.* .....................        922,031
110,000             Broadcom Corp. (Class A)* ............      6,765,000
150,000             Conexant Systems, Inc.* ..............      4,143,750
110,000             Galileo Technology Ltd. (ADR)
                    (Israel)* ............................      2,530,000
140,000             Genesis Microchip, Inc.* .............      3,325,000
 75,000             Intel Corp. ..........................      8,915,625
 40,000             STMicroelectronics NV
                    (Netherlands)* .......................      3,885,000
 85,000             Vitesse Semiconductor Corp.* .........      4,297,813
340,000             Xilinx, Inc.* ........................     13,770,000
                                                             ------------
                                                               50,931,719
                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INFORMATION FUND
PORTFOLIO OF INVESTMENTS March 31, 1999, continued

 NUMBER OF
  SHARES                                                   VALUE
----------                                            ---------------
             Services to the Health Industry (0.2%)
 40,000      IMS Health Inc. ......................   $  1,325,000
                                                      ------------
             Telecommunications (4.5%)
 96,500      COLT Telecom Group PLC (ADR)
             (United Kingdom)* ....................      6,929,906
130,000      Frontier Corp. .......................      6,743,750
130,000      Global Crossing Ltd. (Bermuda)* ......      6,012,500
 70,000      Telecom Italia S.p.A. (ADR) (Italy)         7,306,250
                                                      ------------
                                                        26,992,406
                                                      ------------
             Telecommunications Equipment (11.7%)
220,000      Corning, Inc. ........................     13,200,000
 50,000      EchoStar Communications Corp.
             (Class A)* ...........................      4,068,750
 50,000      JDS Fitel Inc. (Canada) ..............      2,818,302
190,000      Motorola, Inc. .......................     13,917,500
 60,000      Nokia Corp. (ADR) (Class A)
             (Finland) ............................      9,345,000
200,000      QUALCOMM, Inc.* ......................     24,850,000
283,000      Tekelec* .............................      2,069,438
                                                      ------------
                                                        70,268,990
                                                      ------------
             Utilities -- Telecommunications (0.5%)
110,000      Intermedia Communications, Inc.*            2,928,750
                                                      ------------
             Wireless Communications (0.3%)
 50,000      Western Wireless Corp. (Class A)*           1,806,250
                                                      ------------
             TOTAL COMMON STOCKS
             (Identified Cost $451,352,209) .......    558,071,422
                                                      ------------
 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                               VALUE
-----------                                         ---------------
              SHORT-TERM INVESTMENT (a) (6.6%)
              U.S. GOVERNMENT AGENCY
$ 39,500      Federal Home Loan Mortgage
              Corp. 4.82% due 04/01/99
              (Amortized Cost $39,500,000) ......   $ 39,500,000
                                                    ------------

TOTAL INVESTMENTS
(Identified Cost $490,852,209) (b) .....       99.5%     597,571,422

CASH AND OTHER ASSETS IN EXCESS
OF LIABILITIES .........................        0.5        3,004,285
                                              -----      -----------
NET ASSETS .............................      100.0%    $600,575,707
                                              =====     ============

--------------------------------
ADR           American Depository Receipt.
*             Non-income producing security.
(a)           Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)           The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $114,893,663 and the aggregate gross unrealized depreciation is $8,174,450, resulting in net unrealized appreciation of $106,719,213.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MARCH 31, 1999:

  CONTRACTS           IN EXCHANGE     DELIVERY      UNREALIZED
  TO RECEIVE             FOR            DATE       DEPRECIATION
---------------       -----------    ----------   -------------
CAD 4,239,750         $2,812,998      04/05/99     $(1,492)

Currency abbreviation:
----------------------
CAD        Canadian Dollar.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INFORMATION FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
March 31, 1999


ASSETS:
Investments in securities, at value
   (identified cost $490,852,209) ...............   $597,571,422
Cash ............................................      3,660,641
Receivable for:
     Investments sold ...........................     13,107,548
     Shares of beneficial interest sold .........      6,239,315
     Dividends ..................................        175,283
Deferred organizational expenses ................         59,599
Prepaid expenses and other assets ...............        127,222
                                                    ------------
    TOTAL ASSETS ................................    620,941,030
                                                    ------------
LIABILITIES:
Payable for:
     Investments purchased ......................     18,250,562
     Shares of beneficial interest
        repurchased .............................      1,212,981
     Plan of distribution fee ...................        433,374
     Investment management fee ..................        369,662
Accrued expenses and other payables .............         98,744
                                                    ------------
    TOTAL LIABILITIES ...........................     20,365,323
                                                    ------------
    NET ASSETS ..................................   $600,575,707
                                                    ============
COMPOSITION OF NET ASSETS:
Paid-in-capital .................................   $399,780,529
Net unrealized appreciation .....................    106,719,213
Accumulated undistributed net realized gain           94,075,965
                                                    ------------
    NET ASSETS ..................................   $600,575,707
                                                    ============
CLASS A SHARES:
Net Assets ......................................   $  5,252,659
Shares Outstanding (unlimited authorized,
   $.01 par value)...............................        273,200
    NET ASSET VALUE PER SHARE ...................   $      19.23
                                                    ============
    MAXIMUM OFFERING PRICE PER SHARE,
       (net asset value plus 5.54% of net
       asset value) .............................   $      20.30
                                                    ============
CLASS B SHARES:
Net Assets ......................................   $580,993,529
Shares Outstanding (unlimited authorized,
   $.01 par value)...............................     30,598,991
    NET ASSET VALUE PER SHARE ...................   $      18.99
                                                    ============
CLASS C SHARES:
Net Assets ......................................   $ 11,890,018
Shares Outstanding (unlimited authorized,
   $.01 par value)...............................        626,314
    NET ASSET VALUE PER SHARE ...................   $      18.98
                                                    ============
CLASS D SHARES:
Net Assets ......................................   $  2,439,501
Shares Outstanding (unlimited authorized,
   $.01 par value)...............................        126,224
    NET ASSET VALUE PER SHARE ...................   $      19.33
                                                    ============

STATEMENT OF OPERATIONS
For the year ended March 31, 1999

NET INVESTMENT LOSS:
INCOME
Interest ..........................................    $  1,201,542
Dividends (net of $14,037 foreign withholding tax)          468,774
                                                       ------------
    TOTAL INCOME ..................................       1,670,316
                                                       ------------
EXPENSES
Plan of distribution fee (Class A shares) .........           2,847
Plan of distribution fee (Class B shares) .........       3,076,724
Plan of distribution fee (Class C shares) .........          28,291
Investment management fee .........................       2,497,979
Transfer agent fees and expenses ..................         511,558
Registration fees .................................         119,880
Shareholder reports and notices ...................          74,039
Professional fees .................................          46,462
Custodian fees ....................................          42,097
Organizational expenses ...........................          35,839
Trustees' fees and expenses .......................          10,326
Other .............................................          11,904
                                                       ------------
    TOTAL EXPENSES ................................       6,457,946
                                                       ------------
    NET INVESTMENT LOSS ...........................      (4,787,630)
                                                       ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .................................     121,979,309
Net change in unrealized appreciation .............      44,883,484
                                                       ------------
    NET GAIN ......................................     166,862,793
                                                       ------------
NET INCREASE ......................................    $162,075,163
                                                       ============



                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INFORMATION FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS




                                                         FOR THE YEAR     FOR THE YEAR
                                                             ENDED            ENDED
                                                        MARCH 31, 1999   MARCH 31, 1998*
                                                       ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................  $  (4,787,630)   $  (3,690,258)
Net realized gain ....................................    121,979,309       47,488,489
Net change in unrealized appreciation ................     44,883,484       61,837,292
                                                        -------------    -------------
   NET INCREASE ......................................    162,075,163      105,635,523
                                                        -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
REALIZED GAIN:
Class A shares .......................................        (70,594)              --
Class B shares .......................................    (35,107,622)              --
Class C shares .......................................       (186,602)              --
Class D shares .......................................       (143,401)              --
                                                        -------------    -------------
   TOTAL DISTRIBUTIONS ...............................    (35,508,219)              --
                                                        -------------    -------------
Net increase (decrease) from transactions in shares of
  beneficial interest ................................    204,706,149      (50,059,140)
                                                        -------------    -------------
   NET INCREASE ......................................    331,273,093       55,576,383
NET ASSETS:
Beginning of period ..................................    269,302,614      213,726,231
                                                        -------------    -------------
   END OF PERIOD
   (Including accumulated net investment losses of
   $0 and $93, respectively) .........................  $ 600,575,707    $ 269,302,614
                                                        =============    =============

---------------------
* Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INFORMATION FUND
NOTES TO FINANCIAL STATEMENTS March 31, 1999



1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Information Fund (the "Fund"), formerly Dean Witter Information Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks and securities convertible into common stocks of domestic and foreign companies which are involved in the communications and information industry. The Fund was organized as a Massachusetts business trust on December 8, 1994 and commenced operations on November 28, 1995. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:


A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a

MORGAN STANLEY DEAN WITTER INFORMATION FUND
NOTES TO FINANCIAL STATEMENTS March 31, 1999, continued

mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.


B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.


C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.


D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.


E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currency gain or loss and in the Statement of Assets and Liabilities as part of the related foreign currency denominated asset or liability. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.


F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

MORGAN STANLEY DEAN WITTER INFORMATION FUND
NOTES TO FINANCIAL STATEMENTS March 31, 1999, continued

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.


H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $179,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from commencement of operations.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million; and 0.725% to the portion of daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net

MORGAN STANLEY DEAN WITTER INFORMATION FUND
NOTES TO FINANCIAL STATEMENTS March 31, 1999, continued

assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $15,203,812 at March 31, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended March 31, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, respectively.

MORGAN STANLEY DEAN WITTER INFORMATION FUND
NOTES TO FINANCIAL STATEMENTS March 31, 1999, continued

The Distributor has informed the Fund that for the year ended March 31, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $28, $555,684 and $3,690, respectively and received $83,321 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 1999 aggregated $1,457,892,778 and $1,331,345,823, respectively.

For the year ended March 31, 1999, the Fund incurred brokerage commissions of $130,835 with DWR for portfolio transactions executed on behalf of the Fund. At March 31, 1999, the Fund's receivable for investments sold and payable for investments purchased included unsettled trades with DWR of $1,850,824 and $1,193,313, respectively.

For the year ended March 31, 1999, the Fund incurred brokerage commissions of $70,777 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 1999, the Fund had transfer agent fees and expenses payable of approximately $5,400.


5. FEDERAL INCOME TAX STATUS

As of March 31, 1999, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $35,479, accumulated undistributed net realized gain was charged $4,752,244 and net investment loss was credited $4,787,723.

MORGAN STANLEY DEAN WITTER INFORMATION FUND
NOTES TO FINANCIAL STATEMENTS March 31, 1999, continued

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                          FOR THE YEAR                      FOR THE YEAR
                                                             ENDED                             ENDED
                                                         MARCH 31, 1999                   MARCH 31, 1998*
                                               ---------------------------------- --------------------------------
                                                    SHARES            AMOUNT           SHARES          AMOUNT
                                               ---------------- ----------------- --------------- ----------------
CLASS A SHARES
Sold .......................................          794,860    $   13,534,680          15,349    $     178,877
Reinvestment of distributions ..............            4,724            68,291              --               --
Reedemed ...................................         (541,066)       (9,175,146)           (667)          (8,097)
                                                     --------    --------------          ------    -------------
Net increase -- Class A ....................          258,518         4,427,825          14,682          170,780
                                                     --------    --------------          ------    -------------
CLASS B SHARES
Sold .......................................       20,256,885       326,607,844       3,649,152       42,792,430
Reinvestment of distributions ..............        2,344,073        32,974,532              --               --
Redeemed ...................................      (11,182,276)     (169,607,131)     (8,387,989)     (94,589,565)
                                                  -----------    --------------      ----------    -------------
Net increase (decrease) -- Class B .........       11,418,682       189,975,245      (4,738,837)     (51,797,135)
                                                  -----------    --------------      ----------    -------------
CLASS C SHARES
Sold .......................................          902,795        14,998,830          19,252          242,097
Reinvestment of distributions ..............           12,281           175,587              --               --
Redeemed ...................................         (306,601)       (5,003,784)         (1,413)         (17,311)
                                                  -----------    --------------      ----------    -------------
Net increase -- Class C ....................          608,475        10,170,633          17,839          224,786
                                                  -----------    --------------      ----------    -------------
CLASS D SHARES
Sold .......................................          370,541         5,507,461         104,357        1,342,429
Reinvestment of distributions ..............              691             9,984              --               --
Redeemed ...................................         (349,365)       (5,384,999)             --               --
                                                  -----------    --------------      ----------    -------------
Net increase -- Class D ....................           21,867           132,446         104,357        1,342,429
                                                  -----------    --------------      ----------    -------------
Net increase (decrease) in Fund ............       12,307,542    $  204,706,149      (4,601,959)   $ (50,059,140)
                                                  ===========    ==============      ==========    =============

---------------
* For Class A, C and D shares, for the period July 28, 1997 (issue date) through March 31, 1998.


7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.


At March 31, 1999, there were outstanding forward foreign currency contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

MORGAN STANLEY DEAN WITTER INFORMATION FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                       FOR THE YEAR ENDED MARCH 31,
                                                         ---------------------------------------------------------
                                                                1999++             1998**++            1997
                                                         -------------------- ----------------- ------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................    $    13.94            $   8.94         $    10.67
                                                            -----------           --------         ----------
Income (loss) from investment operations:
 Net investment loss ...................................        (0.22)               (0.18)             (0.13)
 Net realized and unrealized gain (loss) ...............         6.99                 5.18              (1.60)
                                                            -----------           --------         ----------
Total income (loss) from investment operations .........         6.77                 5.00              (1.73)
                                                            -----------           --------         ----------
Less dividends and distributions:
 In excess of net investment income ....................           --                 --                 --
 From net realized gain ................................        (1.72)                --                 --
                                                            -----------           --------         ----------
Total dividends and distributions ......................        (1.72)                --                 --
                                                            -----------           --------         ----------
Net asset value, end of period .........................    $    18.99            $  13.94         $     8.94
                                                            ===========           ========         ==========
TOTAL RETURN+ ..........................................         53.44 %             56.10 %           (16.31)%
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................          1.95 %(3)           2.05 %             2.01 %
Net investment loss ....................................         (1.45)%(3)          (1.54)%            (1.16)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................      $580,994            $267,384         $  213,726
Portfolio turnover rate ................................           419 %               218 %              132 %



                                                              FOR THE PERIOD
                                                            NOVEMBER 28, 1995*
                                                                 THROUGH
                                                              MARCH 31, 1996
                                                         -----------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period ...................      $    10.00
                                                              ----------
Income (loss) from investment operations:
 Net investment loss ...................................          (0.01)
 Net realized and unrealized gain (loss) ...............           0.69
                                                              ----------
Total income (loss) from investment operations .........           0.68
                                                              ----------
Less dividends and distributions:
 In excess of net investment income ....................           (0.01)
 From net realized gain ................................             --
                                                              ----------
Total dividends and distributions ......................           (0.01)
                                                              ----------
Net asset value, end of period .........................      $    10.67
                                                              ==========
TOTAL RETURN+ ..........................................            6.77 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ...............................................            2.31 %(2)
Net investment loss ....................................           (0.51)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ................        $207,321
Portfolio turnover rate ................................               8 %(1)

-------------
 *    Commencement of operations.
 ** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INFORMATION FUND
FINANCIAL HIGHLIGHTS, continued


                                                                             FOR THE PERIOD
                                                         FOR THE YEAR        JULY 28, 1997*
                                                             ENDED               THROUGH
                                                        MARCH 31, 1999       MARCH 31, 1998
                                                      ------------------   ------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............       $  14.02              $ 11.43
                                                          --------              -------
Income (loss) from investment operations:
 Net investment loss ..............................          (0.11)                 (0.08)
 Net realized and unrealized gain .................           7.04                  2.67
                                                          --------              -------
Total income from investment operations ...........           6.93                  2.59
                                                          --------              -------
 Less distributions from net realized gain.........          (1.72)                 --
                                                          --------              -------
Net asset value, end of period ....................       $  19.23              $ 14.02
                                                          ========              =======
TOTAL RETURN+ .....................................          54.33 %             22.66 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................           1.24 %(3)            1.27 %(2)
Net investment loss ...............................          (0.74)%(3)           (0.93)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........       $  5,253               $  206
Portfolio turnover rate ...........................            419 %                218 %
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............       $  13.94              $ 11.43
                                                          --------               -------
Income (loss) from investment operations:
 Net investment loss ..............................          (0.24)               (0.14)
 Net realized and unrealized gain .................           7.00                 2.65
                                                          --------              -------
Total income from investment operations ...........           6.76                 2.51
                                                          --------              -------
 Less distributions from net realized gain.........          (1.72)                --
                                                          --------              -------
Net asset value, end of period ....................       $  18.98              $ 13.94
                                                          ========              =======
TOTAL RETURN+ .....................................          53.36 %              21.96 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................           2.01 %(3)            2.05 %(2)
Net investment loss ...............................          (1.51)%(3)           (1.72)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........        $11,890                $ 249
Portfolio turnover rate ...........................            419 %                218 %

--------------
 *    The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INFORMATION FUND
FINANCIAL HIGHLIGHTS, continued


                                                                             FOR THE PERIOD
                                                         FOR THE YEAR        JULY 28, 1997*
                                                             ENDED               THROUGH
                                                        MARCH 31, 1999       MARCH 31, 1998
                                                      ------------------   ------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............         $  14.03            $   11.43
                                                            ---------           ---------
Income (loss) from investment operations:
 Net investment loss ..............................            (0.08)               (0.07)
 Net realized and unrealized gain .................             7.10                 2.67
                                                            ---------           ---------
Total income from investment operations ...........             7.02                 2.60
                                                            ---------           ---------
 Less distributions from net realized gain.........            (1.72)                  --
                                                            ---------           ---------
Net asset value, end of period ....................         $  19.33            $   14.03
                                                            =========           =========
TOTAL RETURN+ .....................................            54.96 %              22.75 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................             1.01 %(3)            1.04 %(2)
Net investment loss ...............................            (0.51)%(3)           (0.82)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........         $  2,440            $   1,464
Portfolio turnover rate ...........................              419 %                218 %

--------------
 *    The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                       SEE NOTES TO FINANCIAL STATEMENTS
                                       18

MORGAN STANLEY DEAN WITTER INFORMATION FUND
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER INFORMATION FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Information Fund (the "Fund"), formerly Dean Witter Information Fund, at March 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
May 7, 1999

                      1999 FEDERAL TAX NOTICE (unaudited)

      During the year ended March 31, 1999, the Fund paid to shareholders $1.72 per share from long-term capital gains.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

George Paoletti
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


MORGAN STANLEY
DEAN WITTER
INFORMATION FUND

[Graphic]


ANNUAL REPORT
MARCH 31, 1999